Clinical Trial Deposit	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Other Liabilities [Abstract]
Clinical trial deposit
3 Clinical trial deposit
In October 2020, the Company announced that it had entered into a final agreement with a contract research organization (“CRO”) for the management of the Company’s registrational study of
VAL-083
for glioblastoma. Under the agreement, the Company supplied the drug for the study and the CRO managed all operational aspects of the study including site activation and patient enrollment. The Company was required to make certain payments under the agreement related to patient enrollment milestones. For the three months ended September 30, 2024, the Company has recognized an expense of $nil (2023 - $1,075) for this study in relation to clinical site initiation and patient enrollment.
On October 31, 2023, the Company announced that preliminary topline results from this registrational study for
VAL-083
did not perform better than the current standards of care in glioblastoma. As a result, the Company announced that it has terminated the development of
VAL-083.
In the year ended June 30, 2024, the remaining deposit of $1,075 was offset against amounts owing to the CRO and the agreement with the CRO was terminated with an additional final cost of $1,000, which was paid in the year ended June 30, 2024.
As of June 30, 2024, and September 30, 2024, the Company has recorded $205 as a deposit with a CRO for the management of the Company’s
15-patient
study of
REM-001
for cutaneous metastatic breast cancer (“CMBC”).

3. Clinical trial deposit
In October 2020, the Company announced that it had entered into a final agreement with a contract research organization (“CRO”) for the management of the Company’s registrational study of
VAL-083
for glioblastoma. Under the agreement, the Company supplied the drug for the study and the CRO managed all operational aspects of the study including site activation and patient enrollment. The Company was required to make certain payments under the agreement related to patient enrollment milestones. For the year ended June 30, 2024, the Company has recognized an expense of $563 (2023 - $5,065), respectively, for this study in relation to clinical site initiation and patient enrollment.
On October 31, 2023, the Company announced that preliminary topline results from this registrational study for
VAL-083
did not perform better than the current standards of care in glioblastoma. As a result, the Company announced that it has terminated the development of
VAL-083.
In the year ended June 30, 2024, the remaining deposit of $1,075 was offset against amounts owing to the CRO and the agreement with the CRO was terminated with an additional final cost of $1,000, which was paid in the year ended June 30, 2024.
In the year ended June 30, 2024, the Company recorded $205 as a deposit with a CRO for the management of the Company’s
15-patient
study of
REM-001
for cutaneous metastatic breast cancer (“CMBC”).